UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Spring Point Capital, LLC

Address:   One Montgomery Street, 33rd Floor
           San Francisco, CA 94104


Form 13F File Number: 28-05327


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Bridget Castoria
Title:  Chief Financial Officer
Phone:  (415) 675-3300

Signature,  Place,  and  Date  of  Signing:

/s/ Bridget Castoria               San Francisco, CA                  5/9/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              38

Form 13F Information Table Value Total:  $      482,270
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ABBOTT LABORATORIES           COM            002824100   14,406   293,700 SH       SOLE                  293,700      0    0
AEROPOSTALE                   COM            007865108   13,967   574,300 SH       SOLE                  574,300      0    0
AMERICAN EAGLE OUTFITTERS INC COM            02553E106   15,855   997,800 SH       SOLE                  997,800      0    0
AMGEN INC                     COM            031162100    6,157   115,200 SH       SOLE                  115,200      0    0
BANK OF AMERICA CORPORATION   COM            060505104   15,573 1,168,300 SH       SOLE                1,168,300      0    0
BRUNSWICK CORP                COM            117043109    3,919   154,100 SH       SOLE                  154,100      0    0
CAPITOL FEDERAL FINANCIAL INC COM            14057J101    4,936   438,020 SH       SOLE                  438,020      0    0
CISCO SYSTEMS INC.            COM            17275R102    5,996   349,600 SH       SOLE                  349,600      0    0
COMPUTER SCIENCES CORP        COM            205363104    8,148   167,200 SH       SOLE                  167,200      0    0
COVANTA HOLDING CORPORATION   COM            22282E102   13,432   786,400 SH       SOLE                  786,400      0    0
CRESCENT POINT ENERGY CORP    COM            22576C101   10,143   209,010 SH       SOLE                  209,010      0    0
DELL INC                      COM            24702R101   21,346 1,471,100 SH       SOLE                1,471,100      0    0
E TRADE FINANCIAL CORPORATION COM            269246401   14,971   957,840 SH       SOLE                  957,840      0    0
EL PASO CORP                  COM            28336L109   14,542   807,900 SH       SOLE                  807,900      0    0
FIDELITY NATIONAL INFORMATION COM            31620M106   21,742   665,100 SH       SOLE                  665,100      0    0
GAMESTOP CORP                 COM            36467W109    8,970   398,300 SH       SOLE                  398,300      0    0
GAP INC                       COM            364760108    9,887   436,300 SH       SOLE                  436,300      0    0
GENERAL MOTORS CO             COM            37045V100    1,412    45,500 SH       SOLE                   45,500      0    0
GREAT CANADIAN GAMING CORP    COM            389914102   24,973 3,141,700 SH       SOLE                3,141,700      0    0
GREEN DOT CORPORATION         COM            39304D102    1,821    42,434 SH       SOLE                   42,434      0    0
IAC/INTERACTIVE CORP          COM            44919P508    2,213    71,600 SH       SOLE                   71,600      0    0
IMMUCOR INC                   COM            452526106   11,889   601,042 SH       SOLE                  601,042      0    0
INTERVAL LEISURE GROUP INC    COM            46113M108   18,007 1,101,323 SH       SOLE                1,101,323      0    0
KEYCORP NEW                   COM            493267108    5,029   566,300 SH       SOLE                  566,300      0    0
KGEN PWR CORP                 COM            49373X103    9,427   857,000 SH       SOLE                  857,000      0    0
LENDER PROCESSING SVCS INC    COM            52602E102    8,527   264,900 SH       SOLE                  264,900      0    0
MASTERCARD INC                COM            57636Q104    9,163    36,400 SH       SOLE                   36,400      0    0
MEDTRONIC INC                 COM            585055106   27,545   700,000 SH       SOLE                  700,000      0    0
MICROSOFT CORP                COM            594918104   16,976   668,600 SH       SOLE                  668,600      0    0
PFIZER INC                    COM            717081103   13,023   641,200 SH       SOLE                  641,200      0    0
POPULAR INC                   COM            733174106    9,709 3,324,866 SH       SOLE                3,324,866      0    0
QUEST DIAGNOSTICS INC         COM            74834L100   23,307   403,800 SH       SOLE                  403,800      0    0
SAFEWAY INC                   COM            786514208   10,214   433,900 SH       SOLE                  433,900      0    0
SAVIENT PHARMACEUTICALS       COM            80517Q100   22,544 2,126,750 SH       SOLE                2,126,750      0    0
SYMANTEC CORP                 COM            871503108   17,085   921,500 SH       SOLE                  921,500      0    0
SYNOVUS FINANCIAL CORP        COM            87161C105    4,005 1,668,900 SH       SOLE                1,668,900      0    0
WILLIS GROUP HOLDINGS LTD     SHS            G96666105   15,018   372,100 SH       SOLE                  372,100      0    0
XEROX CORP                    COM            984121103   26,393 2,478,200 SH       SOLE                2,478,200      0    0
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